CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Investment Income
Interest income	$ 287	$ 824	$ 917	$ 1,720
PIK interest income	288	7	351	15
Fee income	1	2	3	19
Total investment income	576	833	1,271	1,754
Operating Expenses
Management fee	112	186	235	441
Administrative services	21	35	43	22
Custody services	8	9	16	19
Trustees fees	49	73	98	141
Related party reimbursements	81	95	171	197
Professional services fees	113	97	225	158
Other expenses	189	67	304	136
Total expenses	573	562	1,092	1,114
Net investment income	3	271	179	640
Net realized gains (losses) on:
Investments	(3,423)	(450)	(3,356)	(524)
Foreign currency forward contracts		(10)		101
Foreign currency transactions		51		15
Net realized losses	(3,423)	(409)	(3,356)	(408)
Net change in unrealized appreciation (depreciation) on:
Investments	2,783	(104)	3,188	2
Foreign currency forward contracts		5		(73)
Foreign currency transactions		(4)
Net change in unrealized appreciation (depreciation)	2,783	(103)	3,188	(71)
Net realized and unrealized losses	(640)	(512)	(168)	(479)
Net increase (decrease) in net assets resulting from operations	$ (637)	$ (241)	$ 11	$ 161
Per Common Share information:
Net investment income per Common Share outstanding - basic and diluted		$ 0.01	$ 0.01	$ 0.02
Earnings (loss) per Common Share outstanding - basic	(0.02)	(0.01)		0.01
Earnings (loss) per Common Share outstanding - diluted	$ (0.02)	$ (0.01)		$ 0.01
Weighted average Common Shares outstanding - basic	25,594,125	25,594,125	25,594,125	25,594,125
Weighted average Common Shares outstanding - diluted	25,594,125	25,594,125	25,594,125	25,594,125
Distributions per Common Share outstanding	$ 0.59	$ 0.39	$ 0.59	$ 1.07